Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000017636 | Wisconsin State, Public Finance AuthorityRBDuke Energy Progress ProjectFalse3.710/01/2046
Holdings [Line Items]
Percent of Total Investments	0.70%
C000017636 | New Jersey State, Tobacco Settlement FinancingARBFalse506/01/2035
Holdings [Line Items]
Percent of Total Investments	0.70%
C000017636 | Virginia State, Tobacco Settlement FinancingSub CRBFalse006/01/2047
Holdings [Line Items]
Percent of Total Investments	0.60%
C000017636 | Pennsylvania State, Economic Development Financing AuthorityRBPENNDOT Major Bridges ProjectFalse506/30/2034
Holdings [Line Items]
Percent of Total Investments	0.60%
C000017636 | Puerto Rico, Sales Tax Financing, Sales Tax RevenueA-1RBFalse4.5507/01/2040
Holdings [Line Items]
Percent of Total Investments	0.60%
C000017636 | Philadelphia, School DistrictFGOST AID WITHHLDGFalse509/01/2030
Holdings [Line Items]
Percent of Total Investments	0.50%
C000017636 | King County, Public Hospital District No. 1GOFalse512/01/2027
Holdings [Line Items]
Percent of Total Investments	0.50%
C000017636 | Texas State, Municipal Gas Acquisition & Supply IVBRBFalse5.501/01/2054
Holdings [Line Items]
Percent of Total Investments	0.50%
C000017636 | Ohio State, Water Development AuthorityBRBWater Pollution Control Loan FundFalse512/01/2042
Holdings [Line Items]
Percent of Total Investments	0.50%
C000017636 | Denton, Utility System RevenueRBFalse512/01/2032
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147417 | Wisconsin State, Public Finance AuthorityRBDuke Energy Progress ProjectFalse3.710/01/2046
Holdings [Line Items]
Percent of Total Investments	0.70%
C000147417 | New Jersey State, Tobacco Settlement FinancingARBFalse506/01/2035
Holdings [Line Items]
Percent of Total Investments	0.70%
C000147417 | Virginia State, Tobacco Settlement FinancingSub CRBFalse006/01/2047
Holdings [Line Items]
Percent of Total Investments	0.60%
C000147417 | Pennsylvania State, Economic Development Financing AuthorityRBPENNDOT Major Bridges ProjectFalse506/30/2034
Holdings [Line Items]
Percent of Total Investments	0.60%
C000147417 | Puerto Rico, Sales Tax Financing, Sales Tax RevenueA-1RBFalse4.5507/01/2040
Holdings [Line Items]
Percent of Total Investments	0.60%
C000147417 | Philadelphia, School DistrictFGOST AID WITHHLDGFalse509/01/2030
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147417 | King County, Public Hospital District No. 1GOFalse512/01/2027
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147417 | Texas State, Municipal Gas Acquisition & Supply IVBRBFalse5.501/01/2054
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147417 | Ohio State, Water Development AuthorityBRBWater Pollution Control Loan FundFalse512/01/2042
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147417 | Denton, Utility System RevenueRBFalse512/01/2032
Holdings [Line Items]
Percent of Total Investments	0.50%
C000017624 | Indiana State, Finance AuthorityRBSouthern Indiana Gas and Electric Company ProjectsFalse3.4507/01/2025
Holdings [Line Items]
Percent of Total Investments	1.70%
C000017624 | Arlington, Housing FinanceRBFalse3.511/01/2043
Holdings [Line Items]
Percent of Total Investments	1.30%
C000017624 | Rockport, Pollution Control Revenue BondsBRBIndiana Michigan Power Company ProjectFalse3.0506/01/2025
Holdings [Line Items]
Percent of Total Investments	1.30%
C000017624 | Georgia State, Main Street Natural GasBRBFalse408/01/2049
Holdings [Line Items]
Percent of Total Investments	1.20%
C000017624 | Lower Alabama, Gas DistrictRBFalse412/01/2050
Holdings [Line Items]
Percent of Total Investments	1.20%
C000017624 | West Virginia State, Economic Development AuthorityRBAppalachian Power Amos ProjectFalse3.7512/01/2042
Holdings [Line Items]
Percent of Total Investments	1.20%
C000017624 | Missouri State, Environmental Improvement & Energy Resources AuthorityRRBKansas City Power & Light Company ProjectFalse3.505/01/2038
Holdings [Line Items]
Percent of Total Investments	1.20%
C000017624 | TulsaAGOFalse0.0501/01/2026
Holdings [Line Items]
Percent of Total Investments	1.10%
C000017624 | San Antonio, Electric & Gas Systems RevenueARBFalse1.7502/01/2033
Holdings [Line Items]
Percent of Total Investments	1.00%
C000017624 | Tennergy, Gas Supply RevenueRBFalse510/01/2054
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147411 | Indiana State, Finance AuthorityRBSouthern Indiana Gas and Electric Company ProjectsFalse3.4507/01/2025
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147411 | Arlington, Housing FinanceRBFalse3.511/01/2043
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147411 | Rockport, Pollution Control Revenue BondsBRBIndiana Michigan Power Company ProjectFalse3.0506/01/2025
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147411 | Georgia State, Main Street Natural GasBRBFalse408/01/2049
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147411 | Lower Alabama, Gas DistrictRBFalse412/01/2050
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147411 | West Virginia State, Economic Development AuthorityRBAppalachian Power Amos ProjectFalse3.7512/01/2042
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147411 | Missouri State, Environmental Improvement & Energy Resources AuthorityRRBKansas City Power & Light Company ProjectFalse3.505/01/2038
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147411 | TulsaAGOFalse0.0501/01/2026
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147411 | San Antonio, Electric & Gas Systems RevenueARBFalse1.7502/01/2033
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147411 | Tennergy, Gas Supply RevenueRBFalse510/01/2054
Holdings [Line Items]
Percent of Total Investments	1.00%
C000017631 | California StateGOFalse511/01/2031
Holdings [Line Items]
Percent of Total Investments	3.50%
C000017631 | California StateGOFalse508/01/2031
Holdings [Line Items]
Percent of Total Investments	2.40%
C000017631 | California StateGOFalse510/01/2035
Holdings [Line Items]
Percent of Total Investments	2.40%
C000017631 | Los Angeles, Unified School DistrictAGOFalse507/01/2031
Holdings [Line Items]
Percent of Total Investments	2.40%
C000017631 | San Diego County, Regional Airport AuthoritySub BRBFalse507/01/2031
Holdings [Line Items]
Percent of Total Investments	2.30%
C000017631 | California State, Community Choice Financing AuthorityB-1RBClean Energy ProjectFalse402/01/2052
Holdings [Line Items]
Percent of Total Investments	2.10%
C000017631 | Burbank-Glendale-Pasadena Airport Authority Brick CampaignBRBFalse507/01/2032
Holdings [Line Items]
Percent of Total Investments	1.90%
C000017631 | California State, Health Facilities Financing Authority2006-CRBKaiser Permanente ProjectFalse506/01/2041
Holdings [Line Items]
Percent of Total Investments	1.90%
C000017631 | California State, Statewide Communities Development Authority2004-MRBKaiser Permanente ProjectFalse504/01/2038
Holdings [Line Items]
Percent of Total Investments	1.90%
C000017631 | Los Angeles, Unified School DistrictAGOFalse507/01/2029
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147416 | California StateGOFalse511/01/2031
Holdings [Line Items]
Percent of Total Investments	3.50%
C000147416 | California StateGOFalse508/01/2031
Holdings [Line Items]
Percent of Total Investments	2.40%
C000147416 | California StateGOFalse510/01/2035
Holdings [Line Items]
Percent of Total Investments	2.40%
C000147416 | Los Angeles, Unified School DistrictAGOFalse507/01/2031
Holdings [Line Items]
Percent of Total Investments	2.40%
C000147416 | San Diego County, Regional Airport AuthoritySub BRBFalse507/01/2031
Holdings [Line Items]
Percent of Total Investments	2.30%
C000147416 | California State, Community Choice Financing AuthorityB-1RBClean Energy ProjectFalse402/01/2052
Holdings [Line Items]
Percent of Total Investments	2.10%
C000147416 | Burbank-Glendale-Pasadena Airport Authority Brick CampaignBRBFalse507/01/2032
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147416 | California State, Health Facilities Financing Authority2006-CRBKaiser Permanente ProjectFalse506/01/2041
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147416 | California State, Statewide Communities Development Authority2004-MRBKaiser Permanente ProjectFalse504/01/2038
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147416 | Los Angeles, Unified School DistrictAGOFalse507/01/2029
Holdings [Line Items]
Percent of Total Investments	1.80%
C000017627 | Massachusetts State, Development Finance AgencyTRBChildren's HospitalFalse503/01/2034
Holdings [Line Items]
Percent of Total Investments	5.00%
C000017627 | Massachusetts StateCGOFalse510/01/2033
Holdings [Line Items]
Percent of Total Investments	4.90%
C000017627 | Massachusetts Bay, Transportation AuthorityARBFalse507/01/2036
Holdings [Line Items]
Percent of Total Investments	3.10%
C000017627 | University of Massachusetts, Building Authority1RBFalse511/01/2030
Holdings [Line Items]
Percent of Total Investments	2.80%
C000017627 | LowellGOFalse509/01/2027
Holdings [Line Items]
Percent of Total Investments	2.80%
C000017627 | BostonAGOFalse411/01/2031
Holdings [Line Items]
Percent of Total Investments	2.70%
C000017627 | Massachusetts StateBGOFalse501/01/2028
Holdings [Line Items]
Percent of Total Investments	2.70%
C000017627 | Massachusetts Bay, Transportation AuthorityARBFalse507/01/2027
Holdings [Line Items]
Percent of Total Investments	2.70%
C000017627 | Massachusetts State, Clean Water TrustRBFalse508/01/2030
Holdings [Line Items]
Percent of Total Investments	2.50%
C000017627 | Massachusetts State, Development Finance AgencyBRBHarvard UniversityFalse402/15/2036
Holdings [Line Items]
Percent of Total Investments	2.30%
C000147413 | Massachusetts State, Development Finance AgencyTRBChildren's HospitalFalse503/01/2034
Holdings [Line Items]
Percent of Total Investments	5.00%
C000147413 | Massachusetts StateCGOFalse510/01/2033
Holdings [Line Items]
Percent of Total Investments	4.90%
C000147413 | Massachusetts Bay, Transportation AuthorityARBFalse507/01/2036
Holdings [Line Items]
Percent of Total Investments	3.10%
C000147413 | University of Massachusetts, Building Authority1RBFalse511/01/2030
Holdings [Line Items]
Percent of Total Investments	2.80%
C000147413 | LowellGOFalse509/01/2027
Holdings [Line Items]
Percent of Total Investments	2.80%
C000147413 | BostonAGOFalse411/01/2031
Holdings [Line Items]
Percent of Total Investments	2.70%
C000147413 | Massachusetts StateBGOFalse501/01/2028
Holdings [Line Items]
Percent of Total Investments	2.70%
C000147413 | Massachusetts Bay, Transportation AuthorityARBFalse507/01/2027
Holdings [Line Items]
Percent of Total Investments	2.70%
C000147413 | Massachusetts State, Clean Water TrustRBFalse508/01/2030
Holdings [Line Items]
Percent of Total Investments	2.50%
C000147413 | Massachusetts State, Development Finance AgencyBRBHarvard UniversityFalse402/15/2036
Holdings [Line Items]
Percent of Total Investments	2.30%
C000017630 | New Jersey State, Transportation Trust Fund AuthorityBBRBFalse506/15/2031
Holdings [Line Items]
Percent of Total Investments	3.90%
C000017630 | New Jersey State, Health Care Facilities Financing AuthorityRBRWJ Barnabas Health Obligated GroupFalse507/01/2036
Holdings [Line Items]
Percent of Total Investments	3.70%
C000017630 | New Jersey State, Transportation Trust Fund AuthoritySRBFalse506/15/2032
Holdings [Line Items]
Percent of Total Investments	3.00%
C000017630 | New Jersey State, Transportation Trust Fund AuthorityARBFalse406/15/2035
Holdings [Line Items]
Percent of Total Investments	2.90%
C000017630 | New Jersey State, Higher Education Student Assistance AuthorityARBFalse512/01/2033
Holdings [Line Items]
Percent of Total Investments	2.80%
C000017630 | New York & New Jersey, Port AuthorityRBFalse511/01/2032
Holdings [Line Items]
Percent of Total Investments	2.80%
C000017630 | New York & New Jersey, Port Authority223RBFalse507/15/2033
Holdings [Line Items]
Percent of Total Investments	2.50%
C000017630 | New Jersey State, Educational Facilities AuthorityBRBMontclair State UniversityFalse507/01/2028
Holdings [Line Items]
Percent of Total Investments	2.50%
C000017630 | Bergen County, Improvement AuthorityCRBFalse508/15/2025
Holdings [Line Items]
Percent of Total Investments	2.40%
C000017630 | New Jersey State, COVID-19 Emergency BondsGOFalse406/01/2031
Holdings [Line Items]
Percent of Total Investments	2.30%
C000147415 | New Jersey State, Transportation Trust Fund AuthorityBBRBFalse506/15/2031
Holdings [Line Items]
Percent of Total Investments	3.90%
C000147415 | New Jersey State, Health Care Facilities Financing AuthorityRBRWJ Barnabas Health Obligated GroupFalse507/01/2036
Holdings [Line Items]
Percent of Total Investments	3.70%
C000147415 | New Jersey State, Transportation Trust Fund AuthoritySRBFalse506/15/2032
Holdings [Line Items]
Percent of Total Investments	3.00%
C000147415 | New Jersey State, Transportation Trust Fund AuthorityARBFalse406/15/2035
Holdings [Line Items]
Percent of Total Investments	2.90%
C000147415 | New Jersey State, Higher Education Student Assistance AuthorityARBFalse512/01/2033
Holdings [Line Items]
Percent of Total Investments	2.80%
C000147415 | New York & New Jersey, Port AuthorityRBFalse511/01/2032
Holdings [Line Items]
Percent of Total Investments	2.80%
C000147415 | New York & New Jersey, Port Authority223RBFalse507/15/2033
Holdings [Line Items]
Percent of Total Investments	2.50%
C000147415 | New Jersey State, Educational Facilities AuthorityBRBMontclair State UniversityFalse507/01/2028
Holdings [Line Items]
Percent of Total Investments	2.50%
C000147415 | Bergen County, Improvement AuthorityCRBFalse508/15/2025
Holdings [Line Items]
Percent of Total Investments	2.40%
C000147415 | New Jersey State, COVID-19 Emergency BondsGOFalse406/01/2031
Holdings [Line Items]
Percent of Total Investments	2.30%
C000017629 | New York & New Jersey, Port AuthorityRBFalse511/01/2030
Holdings [Line Items]
Percent of Total Investments	4.20%
C000017629 | New York State, Dormitory AuthorityARBFalse510/01/2029
Holdings [Line Items]
Percent of Total Investments	2.50%
C000017629 | New York City, Transitional Finance AuthoritySubRBFalse505/01/2037
Holdings [Line Items]
Percent of Total Investments	2.50%
C000017629 | New York State, Mortgage Agency189RBFalse3.2510/01/2025
Holdings [Line Items]
Percent of Total Investments	2.40%
C000017629 | Nassau County, Interim Finance AuthorityARBFalse511/15/2030
Holdings [Line Items]
Percent of Total Investments	2.30%
C000017629 | Monroe County, Industrial Development AuthorityARBUniversity of Rochester ProjectFalse507/01/2034
Holdings [Line Items]
Percent of Total Investments	2.20%
C000017629 | New York State, Dormitory AuthorityRBPresbyterian Hospial Obligated GroupFalse508/01/2035
Holdings [Line Items]
Percent of Total Investments	2.20%
C000017629 | New York State, Dormitory AuthorityA-1RBFalse503/15/2035
Holdings [Line Items]
Percent of Total Investments	2.20%
C000017629 | New York State, Dormitory AuthorityARBAGMFalse510/01/2036
Holdings [Line Items]
Percent of Total Investments	2.20%
C000017629 | Hudson Yards InfrastructureRBFalse502/15/2034
Holdings [Line Items]
Percent of Total Investments	2.10%
C000147414 | New York & New Jersey, Port AuthorityRBFalse511/01/2030
Holdings [Line Items]
Percent of Total Investments	4.20%
C000147414 | New York State, Dormitory AuthorityARBFalse510/01/2029
Holdings [Line Items]
Percent of Total Investments	2.50%
C000147414 | New York City, Transitional Finance AuthoritySubRBFalse505/01/2037
Holdings [Line Items]
Percent of Total Investments	2.50%
C000147414 | New York State, Mortgage Agency189RBFalse3.2510/01/2025
Holdings [Line Items]
Percent of Total Investments	2.40%
C000147414 | Nassau County, Interim Finance AuthorityARBFalse511/15/2030
Holdings [Line Items]
Percent of Total Investments	2.30%
C000147414 | Monroe County, Industrial Development AuthorityARBUniversity of Rochester ProjectFalse507/01/2034
Holdings [Line Items]
Percent of Total Investments	2.20%
C000147414 | New York State, Dormitory AuthorityRBPresbyterian Hospial Obligated GroupFalse508/01/2035
Holdings [Line Items]
Percent of Total Investments	2.20%
C000147414 | New York State, Dormitory AuthorityA-1RBFalse503/15/2035
Holdings [Line Items]
Percent of Total Investments	2.20%
C000147414 | New York State, Dormitory AuthorityARBAGMFalse510/01/2036
Holdings [Line Items]
Percent of Total Investments	2.20%
C000147414 | Hudson Yards InfrastructureRBFalse502/15/2034
Holdings [Line Items]
Percent of Total Investments	2.10%
C000017626 | Philadelphia, Industrial Development AuthorityRBThe Children's Hospital of Philadelphia ProjectFalse407/01/2035
Holdings [Line Items]
Percent of Total Investments	4.00%
C000017626 | Pennsylvania StateGOBAMFalse403/01/2035
Holdings [Line Items]
Percent of Total Investments	2.70%
C000017626 | Pennsylvania State, Higher Education Assistance AgencyARBFalse506/01/2032
Holdings [Line Items]
Percent of Total Investments	2.40%
C000017626 | Philadelphia, School DistrictAGOST AID WITHHLDGFalse509/01/2027
Holdings [Line Items]
Percent of Total Investments	2.30%
C000017626 | Pennsylvania State, Commonwealth Bid Group AGOFalse509/01/2032
Holdings [Line Items]
Percent of Total Investments	2.20%
C000017626 | Pennsylvania State, Commonwealth Financing AuthorityRBTobacco Master SettlementFalse506/01/2028
Holdings [Line Items]
Percent of Total Investments	2.00%
C000017626 | Allegheny County, Hospital Development AuthorityRBAllegheny Health NetworkFalse504/01/2028
Holdings [Line Items]
Percent of Total Investments	2.00%
C000017626 | Philadelphia, Water & Wastewater Revenue AuthorityCRBFalse510/01/2031
Holdings [Line Items]
Percent of Total Investments	1.90%
C000017626 | University of Pittsburgh, Commonwealth System of Higher EducationRBFalse502/15/2034
Holdings [Line Items]
Percent of Total Investments	1.80%
C000017626 | Pennsylvania State, Turnpike CommissionARBFalse512/01/2032
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147412 | Philadelphia, Industrial Development AuthorityRBThe Children's Hospital of Philadelphia ProjectFalse407/01/2035
Holdings [Line Items]
Percent of Total Investments	4.00%
C000147412 | Pennsylvania StateGOBAMFalse403/01/2035
Holdings [Line Items]
Percent of Total Investments	2.70%
C000147412 | Pennsylvania State, Higher Education Assistance AgencyARBFalse506/01/2032
Holdings [Line Items]
Percent of Total Investments	2.40%
C000147412 | Philadelphia, School DistrictAGOST AID WITHHLDGFalse509/01/2027
Holdings [Line Items]
Percent of Total Investments	2.30%
C000147412 | Pennsylvania State, Commonwealth Bid Group AGOFalse509/01/2032
Holdings [Line Items]
Percent of Total Investments	2.20%
C000147412 | Pennsylvania State, Commonwealth Financing AuthorityRBTobacco Master SettlementFalse506/01/2028
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147412 | Allegheny County, Hospital Development AuthorityRBAllegheny Health NetworkFalse504/01/2028
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147412 | Philadelphia, Water & Wastewater Revenue AuthorityCRBFalse510/01/2031
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147412 | University of Pittsburgh, Commonwealth System of Higher EducationRBFalse502/15/2034
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147412 | Pennsylvania State, Turnpike CommissionARBFalse512/01/2032
Holdings [Line Items]
Percent of Total Investments	1.70%
C000047166 | United States Treasury BillFalse5.25810/01/2024
Holdings [Line Items]
Percent of Total Investments	2.60%
C000047166 | Puerto RicoSub SeniorGOFalse011/01/2051
Holdings [Line Items]
Percent of Total Investments	1.10%
C000047166 | Texas State, Water Development BoardARBFalse4.87510/15/2048
Holdings [Line Items]
Percent of Total Investments	1.10%
C000047166 | New York State, Liberty Development AuthorityRBWorld Trade Center ProjectFalse511/15/2044
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047166 | Truist FinancialFalse6.66903/01/2173
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047166 | Puerto RicoSubGOFalse011/01/2051
Holdings [Line Items]
Percent of Total Investments	1.00%
C000047166 | Affordable Housing Opportunities TrustAH-07-CLRBNorthwest OneFalse3.16710/01/2038
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047166 | Puerto Rico, GDB Debt Recovery AuthorityRBFalse7.508/20/2040
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047166 | Brazoria County, Industrial DevelopmentRBGladieux Metals Recycling ProjectFalse903/01/2039
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047166 | Puerto Rico, Sales Tax Financing, Sales Tax RevenueA1RBFalse007/01/2051
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147418 | United States Treasury BillFalse5.25810/01/2024
Holdings [Line Items]
Percent of Total Investments	2.60%
C000147418 | Puerto RicoSub SeniorGOFalse011/01/2051
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147418 | Texas State, Water Development BoardARBFalse4.87510/15/2048
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147418 | New York State, Liberty Development AuthorityRBWorld Trade Center ProjectFalse511/15/2044
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147418 | Truist FinancialFalse6.66903/01/2173
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147418 | Puerto RicoSubGOFalse011/01/2051
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147418 | Affordable Housing Opportunities TrustAH-07-CLRBNorthwest OneFalse3.16710/01/2038
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147418 | Puerto Rico, GDB Debt Recovery AuthorityRBFalse7.508/20/2040
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147418 | Brazoria County, Industrial DevelopmentRBGladieux Metals Recycling ProjectFalse903/01/2039
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147418 | Puerto Rico, Sales Tax Financing, Sales Tax RevenueA1RBFalse007/01/2051
Holdings [Line Items]
Percent of Total Investments	0.90%